Report Of The Directors Financial Review Risk Report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	£ 269,168	£ 255,421
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	72,614	91,177
Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	21,067
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	17,109	10,784
Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	127
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	3,248	10
Gross carrying/nominal amount | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	492,408	432,006
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	73,717	92,331
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	21,194
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	19,088
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	2,064
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	42
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	17,152	10,789
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	131
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	90,869
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	21,325
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	112,194
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	218
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	4
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(1,394)	(1,259)
Total ECL income statement change for the period	222	(174)
Allowance for ECL | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(1,370)	(1,240)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	(1,103)	(1,154)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(127)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(111)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(16)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0
Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	(43)	£ (5)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(4)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(1,146)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(131)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(1,277)
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	21,000
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	20,852
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	18,835
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	1,975
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	42
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	20,852
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(100)
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(76)
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(73)
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(3)
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(76)
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	342
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	253
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	89
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	131
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	473
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(51)
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(38)
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(13)
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(4)
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	£ (55)